UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-8252

        Credit Suisse Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          November 1, 2005 to January 31, 2006

Item 1. Schedule of Investments

Credit Suisse Emerging Markets Fund Schedule of Investments January 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (90.6%)
Argentina (0.3%)
Oil & Gas (0.3%)
Repsol YPF SA ADR	4,200	$114,282

TOTAL ARGENTINA		114,282

Brazil (6.2%)
Banks (1.2%)
Banco do Brasil SA	6,100	147,491
Unibanco - Uniao de Bancos Brasileiros SA GDR	3,900	328,458

		475,949

Beverages (0.1%)
Companhia de Bebidas das Americas ADR§	1,280	44,480

Diversified Telecommunication Services (1.4%)
Brasil Telecom Participacoes SA	8,300,000	92,453
Brasil Telecom Participacoes SA ADR§	2,400	85,464
Tele Norte Leste Participacoes SA	3,467	80,290
Tele Norte Leste Participacoes SA ADR	11,800	209,568
Telesp Celular Participacoes SA ADR*§	18,900	91,098

		558,873

Electric Utilities (0.6%)
Obrascon Huarte Lain Brasil SA*	18,200	225,985

Food Products (0.4%)
Cosan SA Industria e Comercio*	4,400	177,311

Oil & Gas (2.5%)
Petroleo Brasileiro SA - Petrobras ADR	11,600	999,920

TOTAL BRAZIL		2,482,518

Canada (0.7%)
Energy Equipment & Services (0.4%)
Niko Resources, Ltd.	3,800	176,855

Metals & Mining (0.3%)
First Quantum Minerals, Ltd.	3,000	114,274

TOTAL CANADA		291,129

Chile (1.4%)
Beverages (0.4%)
Compania Cervecerias Unidas SA ADR§	6,200	155,310

Diversified Telecommunication Services (0.3%)
Compania de Telecomunicaciones de Chile SA ADR§	12,400	109,740

Electric Utilities (0.4%)
Enersis SA ADR§	14,100	170,892

	Number of
	Shares	Value

Chile (continued)
Water Utilities (0.3%)
Inversiones Aguas Metropolitanas SA ADR Rule 144A*‡	7,000	$140,910

TOTAL CHILE		576,852

China (5.5%)
Automobiles (0.4%)
Dongfeng Motor Corporation, Ltd. Series H*	441,300	142,223

Banks (1.0%)
China Construction Bank Series H*	1,035,000	406,945

Insurance (1.0%)
China Life Insurance Company, Ltd. Series H*	404,000	408,764

Machinery (0.5%)
Shanghai Electric Group Company, Ltd. Series H*	528,000	210,235

Oil & Gas (0.9%)
China Petroleum & Chemical Corp. Series H	580,000	358,559

Real Estate (0.5%)
GZI Real Estate Investment Trust*	63,300	29,172
New World China Land, Ltd.	400,000	176,248

		205,420

Retail (0.6%)
Parkson Retail Group, Ltd.*	91,000	232,275

Textiles & Apparel (0.6%)
Ports Design, Ltd.	186,000	239,514

TOTAL CHINA		2,203,935

Egypt (0.8%)
Diversified Telecommunication Services (0.4%)
Vodafone Egypt Telecommunications Co. SAE*	9,000	160,160

Wireless Telecommunication Services (0.4%)
Egyptian Company for Mobile Services (MobiNil)	4,800	168,309

TOTAL EGYPT		328,469

Hong Kong (2.9%)
Automobiles (0.5%)
Denway Motors, Ltd.	510,000	209,710

Internet Software & Services (0.6%)
Tencent Holdings, Ltd.	190,000	244,827

Oil & Gas (0.8%)
CNOOC, Ltd.	372,000	316,658

Wireless Telecommunication Services (1.0%)
China Mobile (Hong Kong), Ltd.	82,500	404,494

TOTAL HONG KONG		1,175,689

	Number of
	Shares	Value

Hungary (0.7%)
Banks (0.4%)
OTP Bank Rt.	4,900	$169,023

Oil & Gas (0.3%)
MOL Magyar Olaj-es Gazipari Rt.	1,300	135,275

TOTAL HUNGARY		304,298

India (4.1%)
Chemicals (0.4%)
Reliance Industries, Ltd. GDR Rule 144A‡	4,900	164,150

Diversified Financials (0.4%)
ICICI Bank, Ltd. ADR	4,600	144,532

Diversified Telecommunication Services (0.5%)
Bharti Tele-Ventures, Ltd.*	24,300	195,499

Electric Utilities (0.4%)
National Thermal Power Corporation, Ltd.	68,400	177,614

Electrical Equipment (0.5%)
Bharat Heavy Electricals, Ltd.	5,300	215,896

Gas Utilities (0.6%)
Gail India, Ltd.	34,300	226,385

Industrial Conglomerates (0.4%)
Grasim Industries, Ltd.	4,600	151,266

IT Consulting & Services (0.9%)
Infosys Technologies, Ltd. ADR§	2,700	205,929
Tata Consultancy Services, Ltd.	4,326	163,456

		369,385

TOTAL INDIA		1,644,727

Indonesia (0.4%)
Wireless Telecommunication Services (0.4%)
PT Telekomunikasi Indonesia Series B	240,000	162,816

TOTAL INDONESIA		162,816

Israel (2.2%)
Banks (0.8%)
Bank Hapoalim, Ltd.	67,800	311,199

Electronic Equipment & Instruments (0.5%)
Orbotech, Ltd.*	8,000	194,000

Insurance (0.4%)
Harel Insurance Investments, Ltd.	4,200	167,809

Internet Software & Services (0.5%)
Check Point Software Technologies, Ltd.*	10,100	218,564

TOTAL ISRAEL		891,572

	Number of
	Shares	Value

Malaysia (1.1%)
Banks (0.5%)
Commerce Asset-Holding Berhad	124,800	$184,680

Food Products (0.6%)
IOI Corporation Berhad	75,600	253,982

TOTAL MALAYSIA		438,662

Mexico (6.4%)
Beverages (0.4%)
Fomento Economico Mexicano SA de CV ADR	2,224	174,228

Construction Materials (1.0%)
Cemex SA de CV ADR	5,886	388,358

Diversified Telecommunication Services (0.5%)
Telefonos de Mexico SA de CV ADR	8,400	199,416

Food Products (0.9%)
Gruma SA Series B	53,800	198,695
Grupo Bimbo SA de CV Series A	49,300	179,717

		378,412

Household Durables (0.5%)
Consorcio ARA SA de CV	39,800	190,973

Media (0.4%)
Grupo Televisa SA ADR	2,200	183,810

Metals & Mining (0.5%)
Grupo Mexico SA de CV Series B	66,749	187,124

Real Estate (0.5%)
Urbi Desarrollos Urbanos SA de CV*	27,335	201,254

Wireless Telecommunication Services (1.7%)
America Movil SA de CV ADR Series L	15,300	516,069
America Telecom SA de CV Class A1*	27,800	151,055

		667,124

TOTAL MEXICO		2,570,699

Oman (0.5%)
Banks (0.5%)
Bank Muscat SAOG GDR Rule 144A*‡	8,000	219,440

TOTAL OMAN		219,440

Russia (6.3%)
Banks (0.9%)
Sberbank RF	248	369,875

Industrial Conglomerates (0.2%)
Mining and Metallurgical Company Norilsk Nickel ADR§	1,000	89,500

Oil & Gas (3.8%)
Gazprom ADR	3,300	282,691
Lukoil ADR	16,300	1,246,950

		1,529,641

	Number of
	Shares	Value

Russia (continued)
Wireless Telecommunication Services (1.4%)
AO VimpelCom ADR*§	7,500	$351,000
Mobile Telesystems ADR	5,200	194,896

		545,896

TOTAL RUSSIA		2,534,912

South Africa (10.1%)
Banks (2.1%)
FirstRand, Ltd.	104,094	330,607
Standard Bank Group, Ltd.	37,657	506,192

		836,799

Diversified Financials (0.8%)
African Bank Investments, Ltd.	65,900	306,255

Electronic Equipment & Instruments (0.5%)
Reunert, Ltd.	22,100	218,732

Household Durables (0.6%)
Steinhoff International Holdings, Ltd.	70,020	241,707

Industrial Conglomerates (0.5%)
Bidvest Group, Ltd.	13,100	216,491

Insurance (1.0%)
Sanlam, Ltd.	154,620	408,439

Media (0.5%)
Naspers, Ltd. N Shares	10,300	219,656

Metals & Mining (1.1%)
Impala Platinum Holdings, Ltd.	2,500	429,756

Oil & Gas (1.6%)
Sasol	15,300	622,644

Specialty Retail (1.4%)
Edgars Consolidated Stores, Ltd.	42,930	247,795
JD Group, Ltd.	23,000	325,411

		573,206

TOTAL SOUTH AFRICA		4,073,685

South Korea (20.1%)
Auto Components (0.6%)
Hyundai Mobis	3,020	260,508

Automobiles (1.8%)
Hyundai Motor Company, Ltd.	8,130	732,655

Banks (3.2%)
Kookmin Bank	11,340	901,927
Shinhan Financial Group Company, Ltd.	8,600	364,704

		1,266,631

Construction & Engineering (0.9%)
GS Engineering & Construction Corp.	7,450	376,136

Diversified Financials (0.7%)
Hana Financial Group, Inc.	5,888	288,708

	Number of
	Shares	Value

South Korea (continued)
Household Durables (1.2%)
LG Electronics, Inc.	5,530	$476,695

Insurance (1.0%)
Samsung Fire & Marine Insurance Company, Ltd.	2,960	389,214

Metals & Mining (1.1%)
POSCO ADR	7,600	436,164

Multiline Retail (1.3%)
Lotte Shopping Company, Ltd. GDR*	2,200	45,474
Shinsegae Company, Ltd.	870	459,131

		504,605

Oil & Gas (0.5%)
S-Oil Corp.	2,900	206,139

Semiconductor Equipment & Products (7.1%)
Samsung Electronics Company, Ltd.	3,712	2,834,542

Wireless Telecommunication Services (0.7%)
SK Telecom Company, Ltd.	1,500	298,340

TOTAL SOUTH KOREA		8,070,337

Taiwan (14.7%)
Banks (0.5%)
Chinatrust Financial Holding Company, Ltd.	234,000	189,663

Chemicals (0.9%)
Formosa Chemicals & Fibre Corp.	120,000	196,713
Formosa Plastics Corp.	109,000	178,128

		374,841

Computers & Peripherals (3.2%)
Advantech Company, Ltd.	110,372	322,073
Asustek Computer, Inc.	94,000	311,521
Chi Mei Optoelectronics Corp.	108,382	160,038
Chi Mei Optoelectronics Corp. GDR Rule 144A‡	24,502	352,094
Quanta Computer, Inc.	77,650	115,879

		1,261,605

Diversified Telecommunication Services (0.5%)
Chunghwa Telecom Company, Ltd.	108,000	191,471

Electronic Equipment & Instruments (2.6%)
AU Optronics Corp. ADR§	22,414	342,710
Hon Hai Precision Industry Company, Ltd.	86,137	596,594
Optimax Technology Corp.	90,000	120,901

		1,060,205

Insurance (1.6%)
Cathay Financial Holding Company, Ltd.	208,000	388,773
Shin Kong Financial Holding Company, Ltd.	332,049	266,543

		655,316

Metals & Mining (0.4%)
China Steel Corp.	190,000	161,322

	Number of
	Shares	Value

Taiwan (continued)
Real Estate (0.4%)
Cathay Real Estate Development Company, Ltd.	314,000	$142,615

Semiconductor Equipment & Products (4.6%)
Advanced Semiconductor Engineering, Inc.	158,839	140,588
MediaTek, Inc.	15,000	149,870
Taiwan Semiconductor Manufacturing Company, Ltd.	634,097	1,315,074
United Microelectronics Corp.	441,170	254,163

		1,859,695

TOTAL TAIWAN		5,896,733

Thailand (3.2%)
Banks (1.2%)
Krung Thai Bank Public Company, Ltd.	807,000	250,859
Siam City Bank Public Company, Ltd.	314,700	208,537

		459,396

Construction & Engineering (0.6%)
Italian - Thai Development Public Company, Ltd.	1,144,500	255,804

Oil & Gas (0.5%)
Thai Oil Public Company, Ltd.	111,800	192,437

Real Estate (0.4%)
Land and Houses Public Company, Ltd.	720,000	176,616

Wireless Telecommunication Services (0.5%)
Advanced Info Service Public Company, Ltd.	72,650	192,240

TOTAL THAILAND		1,276,493

Turkey (2.4%)
Banks (1.9%)
Akbank T.A.S.	41,596	359,621
Turkiye Garanti Bankasi AS*	84,158	386,862

		746,483

Wireless Telecommunication Services (0.5%)
Turkcell Iletisim Hizmetleri AS	30,700	210,300

TOTAL TURKEY		956,783

United Arab Emirates (0.6%)
Wireless Telecommunication Services (0.6%)
Investcom LLC GDR*	12,800	225,408

TOTAL UNITED ARAB EMIRATES		225,408

TOTAL COMMON STOCKS (Cost $22,198,028)		36,439,439

PREFERRED STOCKS (7.4%)
Brazil (7.0%)
Banks (0.8%)
Banco Itau Holding Financeira SA	10,100	306,455

Beverages (0.3%)
Companhia de Bebidas das Americas ADR	2,600	106,496

	Number of
	Shares	Value

Brazil (continued)
Diversified Telecommunication Services (0.9%)
Telemar Norte Leste SA Class A	7,700	$207,211
Telesp - Telecomunicacoes de Sao Paulo SA	7,100	168,303

		375,514

Industrial Conglomerates (1.2%)
Bradespar SA	6,900	233,349
Itausa - Investimentos Itau SA	62,907	255,633

		488,982

Metals & Mining (2.5%)
Companhia Vale do Rio Doce (CVRD) ADR*	16,400	727,832
Usinas Siderurgicas de Minas Gerais SA Series A	8,700	284,049

		1,011,881

Oil & Gas (1.3%)
Petroleo Brasileiro SA - Petrobras ADR	5,400	510,300

TOTAL BRAZIL		2,799,628

Russia (0.4%)
Oil & Gas (0.4%)
Transneft	70	173,367

TOTAL RUSSIA		173,367

TOTAL PREFERRED STOCKS (Cost $1,368,962)		2,972,995

RIGHTS (0.0%)
Thailand (0.0%)
Diversified Telecommunication Services (0.0%)
True Corporation Public Company, Ltd. strike price THB 20.60, expires April 2008*^ (Cost $0)	191,874	0

SHORT TERM INVESTMENTS (4.2%)
State Street Navigator Prime Fund§§	1,341,903	1,341,903
	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 3.350%, 2/01/06	$ 348	348,000

TOTAL SHORT TERM INVESTMENTS (Cost $1,689,903)		1,689,903

TOTAL INVESTMENTS AT VALUE (102.2%) (Cost $25,256,893)		41,102,337
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.2%)		(893,736)

NET ASSETS (100.0%)		$40,208,601

INVESTMENT ABBREVIATIONS ADR = American Depositary Receipt GDR = Global Depositary Receipt

*	Non-income producing security.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $876,594 or 2.18% of net assets.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $25,256,893, $16,221,431, $(375,987) and $15,845,444, respectively.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Credit Suisse Emerging Markets Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  March 31, 2006